Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Schedule of Redeemable Non Controlling Interests

The following table presents a rollforward of the redeemable noncontrolling interests for the years ended March 31, 2025 and 2024:

	Redeemable Noncontrolling Interests		Total Redeemable
(Dollars in thousands)	Preferred Series A-0*	Preferred Series A-1	Noncontrolling Interests
Balance, March 31, 2023	251,052	699,441	950,493
Net income (loss)	16,793	—	16,793
Reclass of BCH Preferred A-1 from temporary to permanent equity	—	(699,441)	(699,441)
BCH Preferred Series A-0 Unit Accounts guaranteed payment accrual	(16,793)	—	(16,793)
Balance, March 31, 2024	251,052	—	251,052
Net income (loss)	12,394	—	12,394
Reclass of BCH Preferred A-0 from temporary to permanent equity	(160,526)	—	(160,526)
BCH Preferred Series A-0 Unit Accounts guaranteed payment accrual	(12,394)	—	(12,394)
Balance, March 31, 2025	$90,526	$—	$90,526

*	For periods after September 30, 2024, the balance noted represents the BCH Preferred A-0 Redeemable due to the redesignation described above.

Schedule of Noncontrolling Interests

The following table presents a rollforward of the noncontrolling interests for the three and six months ended September 30, 2025 and 2024:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, June 30, 2025	$(218,356)	$—	$160,526	$157,273	$99,443
Net income (loss)	(9,780)	—	3,001	(9,191)	(15,970)
Preferred A-0 Unit Accounts guaranteed payment accrual	—	—	(3,001)	—	(3,001)
Reclass of distributions payable to noncontrolling interest holder	(410)	—	—	—	(410)
Balance, September 30, 2025	$(228,546)	$—	$160,526	$148,082	$80,062

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred A-1	Total Noncontrolling Interests
Balance, March 31, 2025	$(201,518)	$—	$160,526	$173,068	$132,076
Net loss	(25,992)	(189)	5,958	(24,986)	(45,209)
Preferred A-0 Unit Accounts guaranteed payment accrual	—	—	(5,958)	—	(5,958)
Reclass of distributions payable to noncontrolling interest holder	(1,331)	—	—	—	(1,331)
Miscellaneous adjustment to previously allocated FLP Subclass 3 income	—	189	—	—	189
Issuance of equity in connection with recent financings	295	—	—	—	295
Balance, September 30, 2025	$(228,546)	$—	$160,526	$148,082	$80,062

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, June 30, 2024	$(166,463)	$—	$—	$200,756	$34,293
Net income (loss)	(4,523)	—	—	(3,067)	(7,590)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	125,526	—	125,526
Distribution to noncontrolling interest	(122)	—	—	—	(122)
Balance, September 30, 2024	$(171,108)	$—	$125,526	$197,689	$152,107

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, March 31, 2024	$(165,712)	$—	$—	$207,943	$42,231
Net income (loss)	(5,049)	—	—	(10,254)	(15,303)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	125,526	—	125,526
Distribution to noncontrolling interest	(347)	—	—	—	(347)

Balance, September 30, 2024	$(171,108)	$—	$125,526	$197,689	$152,107

The following table presents a rollforward of the noncontrolling interests for the years ended March 31, 2025 and 2024:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	BCH Class S Ordinary	BCH Class S Preferred	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	BCH Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2023	$(118,299)	$52,560	$856	$—	$—	$205,759	$1,337	$142,213
Net income (loss)	(44,175)	(48,676)	(856)	—	(484,556)	—	(1,068)	(579,331)
Issuance of shares in connection with recent financings	133	—	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(1,170)	—	—	—	—	—	—	(1,170)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	—	79
Conversion of BCH Class S Ordinary to Class A common stock	—	(3,884)	—	—	—	—	—	(3,884)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	—	(205,759)	—	(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return	—	—	—	—	(6,942)	—	—	(6,942)
Reclass of BCH Preferred A-1 from temporary to permanent equity	—	—	—	—	699,441	—	—	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	992	—	—	—	—	—	—	992
Distribution to noncontrolling interest	—	—	—	—	—	—	(269)	(269)
Balance, March 31, 2024	$(165,712)	$—	$—	$—	$207,943	$—	$—	$42,231
Net income (loss)	(34,914)	—	—	5,430	(34,875)	—	—	(64,359)
Reclass of distributions payable to noncontrolling interest holder	—	—	—	(5,430)	—	—	—	(5,430)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	—	160,526	—	—	—	160,526
Noncontrolling interest reclass	(892)	—	—	—	—	—	—	(892)

Balance, March 31, 2025	$(201,518)	$—	$—	$160,526	$173,068	$—	$—	$132,076